Accrued Expenses	12 Months Ended
Dec. 31, 2014
Payables And Accruals [Abstract]
Accrued Expenses
5.	ACCRUED EXPENSES

Accrued expenses consist of the following (in thousands):

	As of December 31,
	2014	2013
Accrued expenses	$663	$379
Accrued clinical trial costs	848	610
Accrued contract manufacturing expenses	580	433
Accrued compensation and benefits	983	618
Accrued interest	574	234
Total accrued expenses	$3,648	$2,274